UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Saras Capital Management, LLC
Address:   10 Rockefeller Plaza, Suite 820
           New York, NY  10020


13F File Number: 028-12396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenney Oh
Title:     Managing Member, Saras Capital Management, LLC
Phone:     212-332-4760

Signature, Place and Date of Signing:


           /s/  Kenney Oh                New York, New York   August 13, 2007
           -------------------------     ------------------   -----------------
                      [Signature]            [City, State]           [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    70
                                           ------------------------------

Form 13F Information Table Value Total:    $576,467
                                           ------------------------------

                                             (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
AMERCO                          COM          023586100       2,408    31,900   SH           SOLE       NONE     31,900
------------------------------------------------------------------------------------------------------------------------------------

ANALOG DEVICES INC              COM          032654105       1,882    50,000   SH           SOLE       NONE     50,000
------------------------------------------------------------------------------------------------------------------------------------

ANNTAYLOR STORES CORP           COM          036115103      11,228   317,000   SH           SOLE       NONE    317,000
------------------------------------------------------------------------------------------------------------------------------------

ATP OIL & GAS CORP              COM          00208J108       7,821   160,800   SH           SOLE       NONE    160,800
------------------------------------------------------------------------------------------------------------------------------------

BARNES & NOBLE INC              COM          067774109      11,437   297,300   SH           SOLE       NONE    297,300
------------------------------------------------------------------------------------------------------------------------------------

BEA SYS INC                     COM          073325102       3,683   269,000   SH           SOLE       NONE    269,000
------------------------------------------------------------------------------------------------------------------------------------

BEARINGPOINT INC                COM          074002106       5,665   775,000   SH           SOLE       NONE    775,000
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC                 CL A         093679108       3,560   826,000   SH           SOLE       NONE    826,000
------------------------------------------------------------------------------------------------------------------------------------

BROADRIDGE FINL SOLUTIONS IN    COM          11133T103         956    50,000   SH           SOLE       NONE     50,000
------------------------------------------------------------------------------------------------------------------------------------

BURGER KING HLDGS INC           COM          121208201      11,706   444,400   SH           SOLE       NONE    444,400
------------------------------------------------------------------------------------------------------------------------------------

BUSINESS OBJECTS S A       SPONSORED ADR     12328X107       4,972   128,000   SH           SOLE       NONE    128,000
------------------------------------------------------------------------------------------------------------------------------------

CBS CORP NEW                    CL B         124857202      13,988   419,800   SH           SOLE       NONE    419,800
------------------------------------------------------------------------------------------------------------------------------------

CHENIERE ENERGY INC             COM NEW      16411R208       6,064   156,329   SH           SOLE       NONE    156,329
------------------------------------------------------------------------------------------------------------------------------------

COGNOS INC                      COM          19244C109      11,017   277,500   SH           SOLE       NONE    277,500
------------------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD                 WHEN ISSUED     G2552X108       5,159   119,700   SH           SOLE       NONE    119,700
------------------------------------------------------------------------------------------------------------------------------------

DELTA FINANCIAL CORP            COM          247918105       3,064   249,743   SH           SOLE       NONE    249,743
------------------------------------------------------------------------------------------------------------------------------------

DISCOVER FINL SVCS              COM          254709108         428    15,000   SH           SOLE       NONE     15,000
------------------------------------------------------------------------------------------------------------------------------------


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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----

DOLLAR THRIFTY AUTOMOTIVE GP    COM          256743105       1,225    30,000   SH           SOLE        NONE     30,000
------------------------------------------------------------------------------------------------------------------------------------

DST SYS INC DEL                 COM          233326107      15,636   197,400   SH           SOLE        NONE    197,400
------------------------------------------------------------------------------------------------------------------------------------

EMBARQ CORP                     COM          29078E105      28,396   448,099   SH           SOLE        NONE    448,099
------------------------------------------------------------------------------------------------------------------------------------

FAIR ISAAC CORP                 COM          303250104       3,731    93,000   SH           SOLE        NONE     93,000
------------------------------------------------------------------------------------------------------------------------------------

FEDEX CORP                      COM          31428X106      10,542    95,000   SH           SOLE        NONE     95,000
------------------------------------------------------------------------------------------------------------------------------------

FIBERTOWER CORP                 COM          31567R100         672   155,237   SH           SOLE        NONE    155,237
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY NATL INFORMATION SV    COM          31620M106      30,961   570,400   SH           SOLE        NONE    570,400
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY NATL FINANCIAL         CL A         31620R105         356    15,000   SH           SOLE        NONE     15,000
------------------------------------------------------------------------------------------------------------------------------------

FIRST ADVANTAGE CORP            CL A         31845F100       2,425   105,400   SH           SOLE        NONE    105,400
------------------------------------------------------------------------------------------------------------------------------------

FIRST AMERN CORP CALIF          COM          318522307      22,681   458,200   SH           SOLE        NONE    458,200
------------------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP                 COM          319963104      16,309   499,200   SH           SOLE        NONE    499,200
------------------------------------------------------------------------------------------------------------------------------------

FISERV INC                      COM          337738108       2,954    52,000   SH           SOLE        NONE     52,000
------------------------------------------------------------------------------------------------------------------------------------

FLEXTRONICS INTL LTD            ORD          Y2573F102      11,128 1,030,400   SH           SOLE        NONE  1,030,400
------------------------------------------------------------------------------------------------------------------------------------

GEMSTAR-TV GUIDE INTL INC       COM          36866W106         984   200,000   SH           SOLE        NONE    200,000
------------------------------------------------------------------------------------------------------------------------------------

GRANAHAN MCCOURT ACQ CORP  UNIT 10/18/2010   385034202       2,248   250,000   SH           SOLE        NONE    250,000
------------------------------------------------------------------------------------------------------------------------------------

GREAT ATLANTIC & PAC TEA INC    COM          390064103       5,172   154,200   SH           SOLE        NONE    154,200
------------------------------------------------------------------------------------------------------------------------------------

HELIX ENERGY SOLUTIONS GRP I    COM          42330P107      12,891   323,000   SH           SOLE        NONE    323,000
------------------------------------------------------------------------------------------------------------------------------------


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


                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----

HERTZ GLOBAL HOLDINGS INC       COM          42805T105      20,132   757,700   SH           SOLE       NONE     757,700
------------------------------------------------------------------------------------------------------------------------------------

HILB ROGAL & HOBBS CO           COM          431294107      10,190   237,758   SH           SOLE       NONE     237,758
------------------------------------------------------------------------------------------------------------------------------------

JABIL CIRCUIT INC               COM          466313103       7,382   334,500   SH           SOLE       NONE     334,500
------------------------------------------------------------------------------------------------------------------------------------

LCC INTERNATIONAL INC           CL A         501810105       1,856   420,000   SH           SOLE       NONE     420,000
------------------------------------------------------------------------------------------------------------------------------------

LIBERTY MEDIA HLDG CORP     INT COM SER A    53071M104      15,634   700,149   SH           SOLE       NONE     700,149
------------------------------------------------------------------------------------------------------------------------------------

LIMITED BRANDS INC              COM          532716107      12,847   468,000   SH           SOLE       NONE     468,000
------------------------------------------------------------------------------------------------------------------------------------

MARSH & MCLENNAN COS INC        COM          571748102       5,435   176,000   SH           SOLE       NONE     176,000
------------------------------------------------------------------------------------------------------------------------------------

MARVELL TECHNOLOGY GROUP LTD    ORD          G5876H105       1,730    95,000   SH           SOLE       NONE      95,000
------------------------------------------------------------------------------------------------------------------------------------

MAXIM INTEGRATED PRODS INC      COM          57772K101      10,975   328,500   SH           SOLE       NONE     328,500
------------------------------------------------------------------------------------------------------------------------------------

MIDAS GROUP INC                 COM          595626102         959    42,300   SH           SOLE       NONE      42,300
------------------------------------------------------------------------------------------------------------------------------------

MONEYGRAM INTL INC              COM          60935Y109       3,234   115,700   SH           SOLE       NONE     115,700
------------------------------------------------------------------------------------------------------------------------------------

NETFLIX INC                     COM          64110L106       1,454    75,000   SH           SOLE       NONE      75,000
------------------------------------------------------------------------------------------------------------------------------------

QUALCOMM INC                    COM          747525103       2,603    60,000   SH           SOLE       NONE      60,000
------------------------------------------------------------------------------------------------------------------------------------

QUEST SOFTWARE INC              COM          74834T103      14,095   870,600   SH           SOLE       NONE     870,600
------------------------------------------------------------------------------------------------------------------------------------

SAIC INC                        COM          78390X101      10,426   577,000   SH           SOLE       NONE     577,000
------------------------------------------------------------------------------------------------------------------------------------

SELECTICA INC                   COM          816288104         475   247,400   SH           SOLE       NONE     247,400
------------------------------------------------------------------------------------------------------------------------------------


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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----

SEMTECH CORP                    COM          816850101       3,267   188,500   SH           SOLE        NONE     188,500
------------------------------------------------------------------------------------------------------------------------------------

SKECHERS U S A INC              CL A         830566105      11,476   393,000   SH           SOLE        NONE     393,000
------------------------------------------------------------------------------------------------------------------------------------

SUPERVALU INC                   COM          868536103       6,647   143,500   SH           SOLE        NONE     143,500
------------------------------------------------------------------------------------------------------------------------------------

SYMANTEC CORP                   COM          871503108       5,555   275,000   SH           SOLE        NONE     275,000
------------------------------------------------------------------------------------------------------------------------------------

SYNOVUS FINL CORP               COM          87161C105       3,377   110,000   SH           SOLE        NONE     110,000
------------------------------------------------------------------------------------------------------------------------------------

TARRAGON CORP                   COM          876287103       4,109   485,677   SH           SOLE        NONE     485,677
------------------------------------------------------------------------------------------------------------------------------------

TELLABS INC                     COM          879664100       8,608   800,000   SH           SOLE        NONE     800,000
------------------------------------------------------------------------------------------------------------------------------------

TENNECO INC                     COM          880349105       8,775   250,440   SH           SOLE        NONE     250,440
------------------------------------------------------------------------------------------------------------------------------------

TOWN SPORTS INTL HLDGS INC      COM          89214A102      10,093   522,430   SH           SOLE        NONE     522,430
------------------------------------------------------------------------------------------------------------------------------------

TRAVELCENTERS OF AMERICA LLC    COM          894174101      25,916   640,700   SH           SOLE        NONE     640,700
------------------------------------------------------------------------------------------------------------------------------------

TWEEN BRANDS INC                COM          901166108      19,829   444,600   SH           SOLE        NONE     444,600
------------------------------------------------------------------------------------------------------------------------------------

TYCO ELECTRONICS LTD        WHEN ISSUED      G9144P105       1,762    45,100   SH           SOLE        NONE      45,100
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTERNATIONAL LTD      WHEN ISSUED      G9143X208      28,181   834,000   SH           SOLE        NONE     834,000
------------------------------------------------------------------------------------------------------------------------------------

UNITED RENTALS INC              COM          911363109       1,139    35,000   SH           SOLE        NONE      35,000
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC          COM          91324P102       2,813    55,000   SH           SOLE        NONE      55,000
------------------------------------------------------------------------------------------------------------------------------------

VERISIGN INC                    COM          92343E102       5,822   183,500   SH           SOLE        NONE     183,500
------------------------------------------------------------------------------------------------------------------------------------


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


                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----

WELLPOINT INC                   COM          94973V107      18,089   226,600   SH           SOLE       NONE     226,600
------------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO                   COM          959802109       5,457   262,000   SH           SOLE       NONE     262,000
------------------------------------------------------------------------------------------------------------------------------------

WEYERHAEUSER CO                 COM          962166104       1,973    25,000   SH           SOLE       NONE      25,000
------------------------------------------------------------------------------------------------------------------------------------

WYNDHAM WORLDWIDE CORP          COM          98310W108      10,800   297,859   SH           SOLE       NONE     297,859
------------------------------------------------------------------------------------------------------------------------------------



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